Consolidated statements of income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit (loss) [abstract]
Net sales	R$ 11,552,921	R$ 9,458,602
Cost of sales	(7,729,167)	(5,699,870)
Gross profit	3,823,754	3,758,732
Operating Income (Expenses) [Abstract]
Selling expense	(754,882)	(653,415)
General and administrative expense	(673,551)	(502,975)
Income from associates and joint ventures	(17,077)	(9,907)
Other operating income, net	(119,209)	(40,209)
Profit (loss) from operating activities	2,259,035	2,552,226
NET FINANCIAL INCOME (EXPENSES) [Abstract]
Finance costs	(1,640,085)	(1,130,400)
Finance income	438,853	424,217
Derivative gains, net	3,693,159	(634,537)
Foreign exchange gain (loss)	5,204,286	(1,699,328)
Profit (loss) before tax	9,955,248	(487,822)
Income and social contribution taxes [Abstract]
Current Tax Expense (Income) And Current Social Contribution Tax Expense (Income)	(67,100)	(114,354)
Adjustments for deferred tax expense	(3,539,970)	822,208
Profit (loss)	6,348,178	220,032
Profit (loss), attributable to [abstract]
Resulted of the year attributable to controlling shareholders'	6,340,760	215,392
Non-controlling interest	R$ 7,418	R$ 4,640
Earnings per share [abstract]
Basic earnings (loss) per share	R$ 5.11735	R$ 0.16755
Diluted earnings (loss) per share	R$ 5.10429	R$ 0.16747